Financial Instruments - Schedule of Expected Credit Losses (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Counterparty A [Member] | SOL [Member]
Schedule of Expected Credit Losses [Line Items]
Asset	274,177.8082
Quantity	$ 13,216,153
Current	6,845,410
Non-current	20,061,563
Gross Total	(69,146)
ECL	$ 19,992,417
Counterparty E [Member] | BTC [Member]
Schedule of Expected Credit Losses [Line Items]
Asset	67.97932
Quantity	$ 3,963,437
Current
Non-current	3,963,437
Gross Total	(2,972,578)
ECL	$ 990,859